Commitments and Contingencies (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Schedule of Future Minimum Rental Payments Under Non-cancelable Operating Leases
As of June 30, 2021, future minimum rental payments under noncancelable operating leases are as follows (in thousands):

(in thousands)
2021 (remainder)	$3,281
2022	6,431
2023	5,425
2024	4,226
2025	1,205
Thereafter	—

Total	$20,568

Summary Of Future Minimum Commitments
As of June 30, 2021, future minimum commitments under the Company’s data rights license agreements accounted for as executory contracts are as follows (in thousands):

(in thousands)
2021 (remainder)	$45,959
2022	104,910
2023	130,405
2024	138,490
2025	10,145
Thereafter	34,675

Total	$464,584

MAVEN TOPCO LIMITED [Member]
Schedule of Future Minimum Rental Payments Under Non-cancelable Operating Leases
As of March 31, 2021, future minimum rental payments under noncancelable operating leases are as follows (in thousands):

(in thousands)
2021 (remainder)	$3,939
2022	5,231
2023	4,771
2024	4,139
2025	1,172
Thereafter	—

Total	$19,252

As of December 31, 2020, future minimum rental payments under noncancelable operating leases are as follows (in thousands):

Years Ended December 31	(in thousands)
2021	$5,209
2022	5,189
2023	4,733
2024	4,106
2025	1,163
Thereafter	—

Total	$20,400

Summary Of Future Minimum Commitments	As of March 31, 2021, future minimum commitments under the Company’s data rights license agreements accounted for as executory contracts are as follows (in thousands):

(in thousands)
2021 (remainder)	$17,182
2022	35,607
2023	36,395
2024	24,869
2025	2,857
Thereafter	8,722

Total	$125,632

As of December 31, 2020, future minimum commitments under the Company’s data rights license agreements accounted for as executory contracts are as follows (in thousands):

Years Ended December 31	(in thousands)
2021	$35,414
2022	34,065
2023	34,754
2024	23,640
2025	2,394
Thereafter	6,969

Total	$137,236